Non-controlling interest	12 Months Ended
Dec. 31, 2019
Statement of changes in equity [abstract]
Non-controlling interests
Non-controlling interest

The following is a continuity schedule of the Company's non-controlling interests:

	Fekola	Masbate	Otjikoto	Other	Total
	$	$	$	$	$

Balance at December 31, 2017	—	3,808	9,804	677	14,289
Share of net income	4,867	9,897	846	573	16,183
Sale of non-controlling interest (Note 10)	57,199	—	—	—	57,199
Net loan receivable on sale of non-controlling interest (Note 10)	(45,050)	—	—	—	(45,050)
Interest on loan to non-controlling interest	(1,149)	—	—	—	(1,149)
Payments received from non-controlling interest	—	—	434	—	434
Balance at December 31, 2018	15,867	13,705	11,084	1,250	41,906

Share of net income	17,518	2,484	2,793	(336)	22,459
Interest on loan to non-controlling interest	(2,956)	—	—	—	(2,956)
Balance at December 31, 2019	30,429	16,189	13,877	914	61,409